Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Operating Expenses [Abstract]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income

The following tables present a breakdown of our expense categories as presented within our condensed consolidated statements of operations and other comprehensive loss for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Six Months, Ended June 30,
	2025	2024	2025	2024
Brokerage and Transaction:
Clearing and operation cost	$22,489,442	$12,565,945	$37,267,389	$24,240,577
Market and data fees	5,271,994	3,738,722	10,340,088	7,474,045
Handling charge expense	7,039,280	2,658,562	10,438,695	5,181,451
Total	$34,800,716	$18,963,229	$58,046,172	$36,896,073

Technology and Development:
Employee compensation benefits	$13,602,455	9,991,185	$24,819,003	$19,895,969
Cloud service fees	3,513,522	3,273,670	6,921,435	6,641,153
System costs	2,024,472	1,735,291	4,324,903	3,353,106
Total	$19,140,449	$15,000,146	$36,065,341	$29,890,228

Marketing and Branding
Advertising and promotions	$22,237,232	27,849,187	$40,441,568	$55,605,445
Free stock promotions	4,828,103	3,773,825	8,588,422	8,584,785
Employee compensation and benefits	3,235,499	1,559,500	4,261,882	3,006,347
Total	$30,300,834	$33,182,512	$53,291,872	$67,196,577

General and Administrative
Employee compensation and benefits	$38,057,910	19,479,962	$61,044,723	40,626,381
Compliance fees	1,824,891	4,453,301	3,319,827	7,229,836
Office related	5,805,943	4,273,848	11,133,823	8,046,280
Professional services	3,324,013	2,417,355	5,776,021	5,483,598
Depreciation and amortization	1,371,063	777,680	2,153,929	1,702,140
Other	592,904	213,809	1,169,121	436,561
Total	$50,976,724	$31,615,955	$84,597,444	$63,524,796